BALANCE SHEET COMPONENTS - Narrative (Details) $ in Thousands	3 Months Ended									6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) a	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) a	Dec. 31, 2018 USD ($)	Feb. 28, 2019 a
Property, Plant and Equipment [Line Items]
Materials and supplies expense													$ 1,900	$ 0
Implementation cost capitalized		$ 500				$ 0							500	0
Depreciation and amortization										$ 3,710	$ 2,926	$ 4,424	6,008	2,323	$ 625
Impairment expense		$ 14,415	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0				14,415	$ 0	0
Depreciation	$ 1,900			$ 1,500						$ 3,600	$ 2,900
Coolidge, Arizona
Property, Plant and Equipment [Line Items]
Area of land | a						430								430		430
Construction In Progress And Machinery And Equipment
Property, Plant and Equipment [Line Items]
Tangible asset impairment charges													$ 2,000
Impairment expense														$ 0	$ 0